SHARE BASED PAYMENTS	13 Months Ended
Dec. 31, 2021
SHARE BASED PAYMENTS
Share Based Payments

16. SHARE BASED PAYMENTS

a) Options

The Company has granted options for the purchase of common shares to its directors, consultants, employees and officers. The aggregate number of shares that may be issuable pursuant to options granted under the Company’s stock option plan (the “Option Plan”) will not exceed 10% of the issued common shares of the Company at the date of grant. No more than 5% of the issued shares of the Company may be granted to any one optionee. The options are non-transferable and non-assignable and may be granted for a term not exceeding five years. The exercise price of the options may not be less than the greater of $0.05 and the market price, subject to all applicable regulatory requirements.

The following is a summary of stock options outstanding at December 31, 2021 and November 30, 2020 and changes during the periods then ended.

	Number of stock options	Weighted average exercise price
Balance, November 30, 2019	100,000	$0.05

Issued on acquisition of GameSquare	223,275	0.60
Cancelled	(137,931)	0.61
Granted	2,000,000	0.48

Balance, November 30, 2020	2,185,344	$0.46

Granted	14,509,241	0.45
Issued on acquisition of Reciprocity	3,000,000	0.40
Exercised	(312,766)	0.34

Balance as of December 31, 2021	19,381,819	$0.45

Information relating to share options outstanding as at December 31, 2021 is as follows:

Exercise price	Options outstanding	Options exercisable	Expiry date	Weighted average grant date fair value vested	Weighted average remaining life in years
$0.40	3,000,000	3,000,000	Thursday, March 16, 2023	415,208	1.21
$0.61	50,861	50,861	Sunday, October 1, 2023	3,566	1.75
$0.58	34,483	34,483	Thursday, March 14, 2024	2,793	2.20
$0.41	350,000	175,000	Sunday, April 28, 2024	47,235	2.33
$0.48	2,000,000	2,000,000	Tuesday, November 25, 2025	709,953	3.90
$0.44	2,000,000	750,000	Thursday, January 22, 2026	285,313	4.06
$0.50	500,000	375,000	Tuesday, February 24, 2026	106,226	4.15
$0.47	550,000	237,500	Monday, March 2, 2026	89,937	4.17
$0.44	1,000,000	750,000	Monday, March 16, 2026	183,553	4.21
$0.41	100,000	50,000	Thursday, April 9, 2026	16,324	4.27
$0.47	1,100,000	300,000	Tuesday, April 28, 2026	113,379	4.33
$0.51	2,300,000	2,300,000	Sunday, July 5, 2026	483,893	4.51
$0.44	6,396,475	561,787	Monday, September 21, 2026	388,428	4.73
Total	19,381,819	10,584,631		$2,845,808	3.86

On October 2, 2020, the Company completed a reverse take-over transaction (Note 25) and issued 223,275 replacement options for GameSquare (formerly Magnolia Columbia Ltd.) options outstanding immediately prior to the transaction. The fair market value of the options of $16,030 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.187 based on the fair value allocated to the shares in the concurrent private placement financing completed on October 2, 2020, risk free rate of 0.25%, expected volatility of 100%, based on the historical volatility of comparable companies, and an estimated life of 3.07 years and an expected dividend yield of 0%.

On October 13, 2020, 137,931 options with a weighted average exercise price of $0.61 expired, unexercised.

On November 25, 2020, the Company granted 2,000,000 options directors, officers and consultants of the Company. The options vested immediately, have an exercise price of $0.48 and expire on November 25, 2025. The fair market value of the options of $709,953 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.48 based on the closing price of the Company’s shares on November 24, 2020, risk free rate of 0.45%, expected volatility of 100%, an estimated life of 5 years and an expected dividend yield of 0%.

On January 22, 2021, the Company granted 2,000,000 options to the Chief Executive Officer of the Company. The options vest in equal quarterly instalments over a two-year period. Each option is exercisable at a price of $0.44 per common share and expire January 22, 2026. The fair market value of the options of $360,627 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.44 based on the closing price of the Company’s shares on January 21, 2021, risk free rate of 0.44%, expected volatility of 52.7%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $285,313 in share-based compensation related to the vesting of these options.

On February 24, 2021, the Company granted 500,000 options to consultants of the Company. The options vest in quarterly installments over one year. Each option is exercisable at a price of $0.50 per common share and expire February 19, 2026. The fair market value of the options of $110,384 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.50 based on the closing price of the Company’s shares on February 23, 2021, risk free rate of 0.73%, expected volatility of 52.9%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $106,226 in share-based compensation related to the vesting of these options.

On March 2, 2021, the Company granted 550,000 options to consultants of the Company. 50,000 of the options vest immediately and 500,000 vest in quarterly installments over two years. Each option is exercisable at a price of $0.47 per common share and expire March 2, 2026. The fair market value of the options of $117,368 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.47 based on the closing price of the Company’s shares on March 1, 2021, risk free rate of 0.78%, expected volatility of 52.6%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $89,937 in share-based compensation related to the vesting of these options.

On March 16, 2021, the Company completed the acquisition of Reciprocity (Note 4(b)) and issued 3,000,000 replacement options for Reciprocity options outstanding immediately prior to the transaction. The options are exercisable for one common share of the Company at an exercise price of $0.40 per common share for period of two years from the date of grant. The fair market value of the options of $415,208 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.44 based on the closing price of the Company’s shares on March 15, 2021, risk free rate of 0.31%, expected volatility of 50.1%, based on the historical volatility of comparable companies, an estimated life of 2 years and an expected dividend yield of 0%.

On March 16, 2021, the Company granted 1,000,000 options to a consultant of the Company. The options vest in quarterly installments over one year. Each option is exercisable at a price of $0.44 per common share and expire March 16, 2026. The fair market value of the options of $193,493 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.44 based on the closing price of the Company’s shares on March 15, 2021, risk free rate of 1.03%, expected volatility of 50.1%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $183,553 in share-based compensation related to the vesting of these options.

On March 18, 2021, the Company granted 212,766 options to consultants of the Company. The options vest immediately. Each option is exercisable at a price of $0.47 per common share and expire March 18, 2026. The fair market value of the options of $42,405 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.46 based on the closing price of the Company’s shares on March 16, 2021, risk free rate of 1.01%, expected volatility of 50.1%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $42,405 in share-based compensation related to the vesting of these options.

On April 9, 2021, the Company granted 100,000 options to consultants of the Company. The options vest in quarterly installments over one year. Each option is exercisable at a price of $0.43 per common share and expire April 8, 2026. The fair market value of the options of $17,666 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.43 based on the closing price of the Company’s shares on April 8, 2021, risk free rate of 0.95%, expected volatility of 46.5%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $16,324 in share-based compensation related to the vesting of these options.

On April 28, 2021, the Company granted 1,100,000 options to consultants of the Company. 1,000,000 of the options vest in quarterly installments over two years and 100,000 vest in quarterly installments over one year. Each option is exercisable at a price of $0.47 per common share and expire April 28, 2026. The fair market value of the options of $166,107 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.40 based on the closing price of the Company’s shares on April 27, 2021, risk free rate of 0.93%, expected volatility of 46.3%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $113,379 in share-based compensation related to the vesting of these options.

On April 28, 2021, the Company granted 350,000 options to a consultant of the Company. The options vest in quarterly installments over one year. Each option is exercisable at a price of $0.47 per common share and expire April 28, 2024. The fair market value of the options of $52,853 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.40 based on the closing price of the Company’s shares on April 27, 2021, risk free rate of 0.48%, expected volatility of 46.3%, an estimated life of 3 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $47,235 in share-based compensation related to the vesting of these options.

On July 5, 2021, the Company granted 2,300,000 options to a consultant of the Company. Half of the of the options vested immediately and half of the options vest in equal monthly tranches over a six month period commencing July 30, 2021. Each option is exercisable at a price of $0.51 per common share and expire July 5, 2026. The fair market value of the options of $483,893 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.51 based on the closing price of the Company’s shares on July 5, 2021, risk free rate of 0.99%, expected volatility of 46.6%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $483,893 in share-based compensation related to the vesting of these options.

On September 20, 2021, the Company granted 6,396,475 options to officers, directors and consultants of the Company. 200,000 of the options vest in two equal installments on March 13, 2022 and September 13, 2022, 450,000 of the options vest on March 13, 2022, 100,000 of the options vest on September 13, 2022, 145,000 options vest on December 31, 2021, 500,000 of the options vest in four equal instalments of 125,000 every six months starting on March 13, 2022 and 5,001,475 of the options vest in 35 monthly instalments of 138,929 starting on October 20, 2021 and the remaining 138,960 vesting on September 20, 2024. Each option is exercisable at a price of $0.435 per common share and expire September 21, 2026. The fair market value of the options of $1,138,100 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of $0.435 based on the closing price of the Company’s shares on September 17, 2021, risk free rate of 0.85%, expected volatility of 46.4%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the thirteen months ended December 31, 2021, the Company expensed $388,428 in share-based compensation related to the vesting of these options.

b) Restricted share units (“RSU”)

On June 4, 2021, the Company adopted a restricted share unit (“RSU”) plan (the “RSU Plan”). The Plan provides for the grant of RSUs to employees, officers or directors of the Company and allows the Company the ability to issue on common share from treasury for each RSU held on the vesting date as determined by the board on the date of grant. The aggregate number of shares that may be issuable pursuant to RSUs granted under the Company’s RSU Plan together with the Option plan will not exceed 10% of the issued common shares of the Company at the date of grant. The number of shares to be reserved for issue under the RSU Plan together with shares reserved for issuance under the Option Plan to any one person within a twelve-month period may not exceed 5% of the number of shares issued and outstanding.

On June 4, 2021, the Company granted 2,000,000 RSUs to the Company’s Chief Executive Officer. 1,000,000 of the RSUs vest immediately and 1,000,000 of the RSUs vest 12 months following the date of grant. The estimated fair value of the RSUs on the date of grant is amortized over the vesting periods. During the thirteen months ended December 31, 2021, the Company recognized an expense of $603,863. On July 6, 2021, 1,000,000 of the RSUs were exercised for 1, 000,000 common shares of the Company.

On July 26, 2021, the Company granted 1,575,000 RSUs to key management of Complexity. Half of the RSUs vest on June 30, 2022 and half vest on June 30, 2023. The estimated fair value of the RSUs on the date of grant is amortized over the vesting periods. During the thirteen months ended December 31, 2021, the Company recognized an expense of $214,791.

On September 20, 2021, the Company granted 2,667,158 RSUs according to the terms of a talent agreement with a consultant of Complexity. 1,000,000 of the RSUs vested on the date of grant, 1,620,815 of the RSUs vest in thirty five equal installments of 46,309 per month starting on October 20, 2021 and the remaining 46,343 vest on September 20, 2021. The estimated fair value of the RSUs on the date of grant is amortized over the vesting periods. During the thirteen months ended December 31, 2021, the Company recognized an expense of $653,732.

As at December 31, 2021, 5,242,158 RSUs were outstanding, of which 1,138,927 were vested.